Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (292,821)	$ (35,829)	$ 19,640
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Loss from discontinued operations, net	88,541	20,008	1,784
Depreciation and amortization	59,995	48,908	35,602
Goodwill impairment	178,575	60,000
Changes in fair value of contingent earnout liability	(10,000)	(45,340)
Stock-based compensation	9,724	8,404	13,231
Loss on early extinguishment of debt	6,304
Deferred income tax benefit	(29,760)	(30,669)	(1,193)
Amortization of debt issue costs	7,505	3,184	1,381
Non-cash interest expense	6,608	5,077	2,971
Settlement of project dispute	8,236
Other non-cash	(4,347)	1,486	1,285
Changes in operating assets and liabilities:
Accounts receivable, net	(13,222)	(30,016)	44,499
Payments on government fines	(6,575)	(6,575)	(6,575)
Contract cost and recognized income not yet billed	(13,344)	11,957	21,446
Prepaid expenses and other assets	32,835	3,755	1,547
Accounts payable and accrued liabilities	30,148	8,641	(67,405)
Accrued income taxes	1,769	(31)	(4,536)
Contract billings in excess of cost and recognized income	3,140	3,666	(9,081)
Other liabilities	(15,461)	13,729	4,374
Cash provided by operating activities of continuing operations	47,850	40,355	58,970
Cash provided by (used in) operating activities of discontinued operations	(36,137)	6,516	(11,666)
Cash provided by operating activities	11,713	46,871	47,304
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired and earnout		(421,182)	(13,955)
Proceeds from working capital settlement	9,402
Proceeds from sales of property, plant and equipment	33,350	16,343	9,435
Proceeds from sale of subsidiary	18,749
Purchases of property, plant and equipment	(10,864)	(16,121)	(11,082)
Maturities of short-term investments		16,755
Purchase of short-term investments		(255)	(16,559)
Cash provided by (used in) investing activities of continuing operations	50,637	(404,460)	(32,161)
Cash provided by (used in) investing activities of discontinued operations	7,739	(191)	(1,875)
Cash provided by (used in) investing activities	58,376	(404,651)	(34,036)
Cash flows from financing activities:
Proceeds from term loan issuance		282,000
Proceeds from revolver	59,357
Proceeds from stock issuance		58,078
Proceeds from exercise of stock options			190
Stock-based compensation tax benefit (deficiency)		(956)	(1,735)
Payments on capital leases	(9,124)	(10,393)	(21,701)
Payments on notes payable	(67,277)	(11,604)	(1,062)
Payments on term loan	(123,379)	(750)
Payments to reacquire common stock	(794)	(1,000)	(1,030)
Dividend distributed to noncontrolling interest	(1,139)	(1,135)	(2,597)
Costs of debt issues	(4,935)	(16,238)	(150)
Cash provided by (used in) financing activities of continuing operations	(147,291)	298,002	(28,085)
Cash used in financing activities of discontinued operations	(5)	(207)	(396)
Cash provided by (used in) financing activities	(147,296)	297,795	(28,481)
Effect of exchange rate changes on cash and cash equivalents	(449)	2,402	6,135
Cash provided by (used in) all activities	(77,656)	(57,583)	(9,078)
Cash and cash equivalents of continuing operations at beginning of period	134,305	196,903	189,465
Cash and cash equivalents of discontinued operations at beginning of period	6,796	1,781	18,297
Cash and cash equivalents at beginning of period	141,101	198,684	207,762
Cash and cash equivalents at end of period	63,445	141,101	198,684
Less: cash and cash equivalents of discontinued operations at end of period	(4,759)	6,796	1,781
Cash and cash equivalents of continuing operations at end of period	58,686	134,305	196,903
Supplemental disclosures of cash flow information:
Cash paid for interest (including discontinued operations)	32,374	17,042	5,974
Cash paid for income taxes (including discontinued operations)	5,039	3,947	19,883
Supplemental non-cash investing and financing transactions:
Initial contingent earnout liability		55,340
Prepaid insurance obtained by note payable	6,829	11,687
Equipment received through like-kind exchange		3,629
Equipment surrendered through like-kind exchange		2,735
Capital expenditure included in accounts payable and accrued liabilities	$ 2,676